Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2016	2015
Land and land improvements	$299	$292
Buildings	1,178	1,133
Leasehold improvements	382	376
Furniture, fixtures and equipment	922	900
	2,781	2,701
Accumulated depreciation	(1,051)	(867)
Premises and equipment, net	$1,730	$1,834